UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2023

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2023

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents (unaudited)

Letter to the Shareholders	1
Fund Performance	5
Expense Example	6
Portfolio of Investments	8
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Notes to Financial Statements	21
Financial Highlights	36
Investment Advisory Agreement Approval	38
Liquidity Risk Management Program	41
Trustees and Officers Information	42

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2023 (unaudited)

Dear Shareholder:

Following a volatile 2022 it's not surprising the first half of 2023 was equally turbulent. There were several key drivers during the period:

•  Economies were surprisingly resilient. Most economic data (particularly from the labor market) exceeded market expectations. Current data suggests a divergence between the U.S. and Europe as downside surprises have increased in Europe.

•  Central banks raised interest rates higher than expected while signaling sticky inflation with little evidence of an imminent risk of recession. Over the period, the U.S. Federal Reserve (Fed) raised rates 75 basis points (bps),i while the European Central Bank (ECB) and the Bank of England both raised rates by 150 bps.

•  March 2023 saw elevated credit market volatility as banking concerns in the U.S. with Silicon Valley Bank and in Europe with Credit Suisse dominated market sentiment. Authorities in both cases stepped in, providing solutions that addressed the question of systemic risk. While the banking story was viewed as idiosyncratic, markets rationalized that a higher risk premium for uncertainty was warranted.

•  Geopolitical risks continued to drive volatility in the short term, including the U.S. debt ceiling crisis, U.S.-China tensions and ongoing Russia-Ukraine conflict.

•  Corporate results for the first quarter of 2023 exceeded weak expectations. In summary, company managements highlighted limited market visibility but "no stress in our business," supported by previous cost cuts, excess liquidity raised and conservative business strategies.

•  There was strong technical demand for high quality corporate bonds at yields above 5% in U.S. dollars and 4% in euro.

Since the beginning of the year, U.S. investment grade corporate spreads outperformed as they tightened -7 bps to +123 bps while euro investment grade corporate spreads tightened -4 bps to +163 bps.ii Equities were higher in the period, and volatility was -37% lower (VIX, a measure of stock market volatility, closed

i  One basis point = 0.01%

ii  Source: Bloomberg L.P. Data as of June 30, 2023. "Bloomberg®" and the Bloomberg Index/Indices used are service marks of Bloomberg Finance L.P. and its affiliates, and have been licensed for use for certain purposes by Morgan Stanley Investment Management (MSIM). Bloomberg is not affiliated with MSIM, does not approve, endorse, review, or recommend any product, and does not guarantee the timeliness, accurateness, or completeness of any data or information relating to any product.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2023 (unaudited) continued

at 14).ii Global "risk-free" yields were lower in the period with U.S. 10-year government bond yields down -4 bps, closing at 3.84%, and German 10-year government bond yields down -18 bps, closing at 2.39%.ii

For the six-month period ended June 30, 2023, Variable Investment Series — Income Plus Portfolio (the "Fund") Class X shares produced a total return of 3.69% (net of fees), outperforming the Bloomberg U.S. Corporate Index ("the Index"),iii which returned 3.21%. For the same period, the Fund's Class Y shares returned 3.46% (net of fees). Past performance is no guarantee of future results.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The portfolio's underweight duration position contributed positively to relative performance. The main positive drivers were the positioning to investment grade financials and high yield industrials, as spreads tightened over the first half of 2023. The portfolio is positioned to be overweight financials and underweight industrials. Off-benchmark allocations to government-related and convertible bonds also had positive impacts on performance during the period. There were no material detractors from relative performance in the period.

Through the period, risk positioning remained broadly unchanged, with activity dominated by a rotation strategy driven by valuation opportunities coming from new issue premiums particularly in senior financials and utilities. Trading slowed later in the period as markets reduced liquidity ahead of the summer. Over the period, the portfolio's duration moved to a neutral position. We also slightly reduced the exposure to investment grade corporate bonds.

In terms of strategic positioning, we continue to favor the financials (financial other and insurance), basic industry and energy sectors. The portfolio's largest overweight remains financials. We maintain a small overweight to BBB-rated non-financials. We remain underweight to non-financial bonds rated A or better. The portfolio continues to hold small allocations to off-benchmark sectors such as convertible bonds, emerging market corporate bonds and high yield corporate bonds. We also continue to maintain a long risk position.

ii  Source: Bloomberg L.P. Data as of June 30, 2023. "Bloomberg®" and the Bloomberg Index/Indices used are service marks of Bloomberg Finance L.P. and its affiliates, and have been licensed for use for certain purposes by Morgan Stanley Investment Management (MSIM). Bloomberg is not affiliated with MSIM, does not approve, endorse, review, or recommend any product, and does not guarantee the timeliness, accurateness, or completeness of any data or information relating to any product.

iii  The Bloomberg U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2023 (unaudited) continued

Central banks have now hiked rates considerably, and monetary policy may have lagged impacts that have not yet been fully felt. Further, while the banking sector crisis in the U.S. has receded, credit conditions are still tight and may tighten even further, putting increased pressure on borrowers. Given the uncertainty, it is difficult to concretely express an outright view on interest rates. We continue to await further clarification while taking advantage of more relative dislocations.

Looking forward, in the investment grade market we foresee a summer squeeze (driven by light supply and continued demand for yield) followed by a stormier winter (as tighter monetary policy, tighter lending conditions and lower profit margins impact sentiment), resulting in attractive carry but limited capital gains. Our base case can be summarized as while an economic slowdown seems likely, the magnitude and impact on downgrades/defaults is likely low as a combination of strong employment and conservative corporate management support markets. Meanwhile, demand for high quality fixed income remains robust from the market, which remains supportive for the asset class. Given various macroeconomic headwinds that remain unclarified, we look to attractive carry opportunities, rather than capital appreciation, as the key source of return for investment grade bonds in the third quarter of 2023.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2023 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Fund Performance ◼ June 30, 2023 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2023(1)
	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Class X	1.82%	1.69%	2.72%	6.00%	1.02%	3/1/1987
Class Y	1.60%	1.43%	2.46%	4.74%	1.27%	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Fund shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus. Fund's total returns are calculated based on the net asset value as of the last business day of the period.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ◼ June 30, 2023 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/23 – 06/30/23.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ◼ June 30, 2023 (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/23	06/30/23	01/01/23 – 06/30/23
Class X
Actual (3.69% return)	$1,000.00	$1,036.90	$3.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual (3.46% return)	$1,000.00	$1,034.60	$5.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.75% and 1.00% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 1.37% and 1.62% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Commercial Mortgage-Backed Securities (2.4%)
	$400	Credit Suisse Mortgage Trust, Class A, 1 Month Term SOFR + 3.14% (a)	8.29	(b) %	09/09/24	$400,672
	500	J.P. Morgan Chase Commercial Mortgage Securities Trust, 1 Month Term SOFR + 2.18% (a)	7.326	(b)	09/15/39	502,033
GBP	203	Taurus 2018-2 UK DAC, 3 Month GBP SONIA + 1.22% (United Kingdom)	5.969	(b)	05/22/28	257,861
		Total Commercial Mortgage-Backed Securities (Cost $1,130,599)				1,160,566
		Corporate Bonds (89.0%)
		Basic Materials (3.2%)
	$375	Celanese U.S. Holdings LLC	6.165		07/15/27	373,321
	150	DuPont de Nemours, Inc.	5.319		11/15/38	148,831
	225	Glencore Funding LLC (Australia) (a)	2.50		09/01/30	184,406
	200	Minsur SA (Peru) (a)	4.50		10/28/31	175,929
	500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40		09/29/27	457,146
	200	NOVA Chemicals Corp. (Canada) (a)	4.875		06/01/24	195,576
						1,535,209
		Communications (8.7%)
	75	Amazon.com, Inc.	3.10		05/12/51	56,030
	175	Amazon.com, Inc.	4.10		04/13/62	150,847
	175	Amazon.com, Inc.	4.70		12/01/32	176,522
	538	AT&T, Inc.	3.55		09/15/55	377,030
	100	AT&T, Inc.	4.50		05/15/35	91,984
	200	Baidu, Inc. (China)	1.72		04/09/26	179,442
	200	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80		04/01/31	161,007
	375	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50		03/01/42	251,159
	25	Charter Communications Operating LLC/Charter Communications Operating Capital	5.125		07/01/49	19,688
	275	Comcast Corp.	2.937		11/01/56	179,280
	175	Comcast Corp.	3.75		04/01/40	147,556
	200	NBN Co. Ltd. (Australia) (a)	2.50		01/08/32	164,059
	350	NBN Co. Ltd. (Australia) (a)	2.625		05/05/31	293,999
	200	Ooredoo International Finance Ltd. (Qatar) (a)	2.625		04/08/31	172,700
	400	Rogers Communications, Inc. (Canada) (a)	4.55		03/15/52	321,965

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$225	Sirius XM Radio, Inc. (a)	3.875%	09/01/31	$174,206
88	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	86,385
250	T-Mobile USA, Inc.	2.25	11/15/31	200,154
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	349,178
150	Verizon Communications, Inc.	1.75	01/20/31	118,399
100	Verizon Communications, Inc.	2.65	11/20/40	69,605
255	Verizon Communications, Inc.	2.987	10/30/56	162,128
50	Verizon Communications, Inc.	3.40	03/22/41	38,621
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	84,048
100	Walt Disney Co.	3.50	05/13/40	82,766
				4,108,758
	Consumer, Cyclical (6.4%)
402	Alaska Airlines 2020-1 Class A Pass-Through Trust (a)	4.80	02/15/29	386,720
125	Brunswick Corp.	5.10	04/01/52	92,836
175	Dick's Sporting Goods, Inc.	4.10	01/15/52	121,727
300	General Motors Co.	6.60	04/01/36	308,301
25	General Motors Co.	6.75	04/01/46	25,304
475	Hyundai Capital America (a)	3.00	02/10/27	433,379
252	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	215,244
125	Lowe's Cos., Inc.	3.00	10/15/50	82,024
125	Lowe's Cos., Inc.	5.80	09/15/62	123,718
55	Macy's Retail Holdings LLC (a)	5.875	03/15/30	49,070
75	McDonald's Corp.	4.45	09/01/48	67,456
150	Nissan Motor Acceptance Co. LLC (a)	1.85	09/16/26	127,339
155	Peloton Interactive, Inc. (c)	0.00	02/15/26	118,220
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	165,194
200	Starbucks Corp.	2.55	11/15/30	170,493
50	Starbucks Corp.	4.80	02/15/33	49,407
200	Warnermedia Holdings, Inc.	4.279	03/15/32	177,468
100	Warnermedia Holdings, Inc.	5.05	03/15/42	84,342
275	Warnermedia Holdings, Inc.	5.141	03/15/52	224,101
				3,022,343
	Consumer, Non-Cyclical (7.2%)
125	AbbVie, Inc.	4.05	11/21/39	108,895
75	AbbVie, Inc.	4.40	11/06/42	67,204
50	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	04/15/38	46,350
236	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.60	04/15/48	219,288
425	Ashtead Capital, Inc. (United Kingdom) (a)	5.55	05/30/33	414,697
350	BAT Capital Corp. (United Kingdom)	2.259	03/25/28	300,216

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$150	BAT Capital Corp. (United Kingdom)	3.734%	09/25/40	$106,879
	235	Cedars-Sinai Health System, Series 2021	2.288	08/15/31	192,625
	500	Centene Corp.	2.50	03/01/31	399,232
	275	CVS Health Corp.	1.75	08/21/30	219,590
	75	General Mills, Inc.	4.95	03/29/33	74,363
	50	Global Payments, Inc.	2.90	11/15/31	40,716
	125	Global Payments, Inc.	5.40	08/15/32	121,874
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	99,038
	$250	HCA, Inc.	3.50	07/15/51	173,212
	225	JBS USA LUX SA/JBS USA Food Co./ JBS USA Finance, Inc. (a)	2.50	01/15/27	197,291
	150	JDE Peet's NV (Netherlands) (a)	1.375	01/15/27	130,223
	125	Philip Morris International, Inc.	5.375	02/15/33	124,794
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	104,926
	$225	Smithfield Foods, Inc. (a)	3.00	10/15/30	176,581
	100	UnitedHealth Group, Inc.	5.875	02/15/53	111,180
					3,429,174
		Energy (7.1%)
	175	BP Capital Markets PLC (United Kingdom)	4.875	03/22/30(d)	159,622
	125	Continental Resources, Inc. (a)	2.268	11/15/26	111,348
	275	Continental Resources, Inc. (a)	2.875	04/01/32	211,472
	275	Diamondback Energy, Inc.	3.125	03/24/31	235,690
	425	Enbridge, Inc. (Canada)	5.70	03/08/33	431,029
	125	Enterprise Products Operating LLC	3.30	02/15/53	89,357
	125	Enterprise Products Operating LLC	3.95	01/31/60	96,545
	50	Enterprise Products Operating LLC	5.35	01/31/33	50,867
	200	EQT Corp.	5.70	04/01/28	197,596
	175	Exxon Mobil Corp.	3.452	04/15/51	136,096
	175	HF Sinclair Corp.	5.875	04/01/26	175,849
	100	Kinder Morgan, Inc.	3.60	02/15/51	69,455
	225	Midwest Connector Capital Co. LLC (a)	4.625	04/01/29	205,987
	75	ONEOK, Inc.	3.10	03/15/30	64,468
	75	ONEOK, Inc.	3.40	09/01/29	65,440
	200	Rockies Express Pipeline LLC (a)	3.60	05/15/25	189,187
	325	Sabine Pass Liquefaction LLC	4.50	05/15/30	309,257
	75	Shell International Finance BV (Netherlands)	3.125	11/07/49	54,612
	200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	193,739
	200	Var Energi ASA (Norway) (a)	7.50	01/15/28	205,916
	125	Williams Cos., Inc.	5.30	08/15/52	115,423
					3,368,955

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Finance (36.4%)
$300	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	1.65%	10/29/24	$282,052
250	Ally Financial, Inc.	5.75	11/20/25	240,916
226	American International Group, Inc.	5.125	03/27/33	220,871
150	American National Group LLC (a)	6.144	06/13/32	142,576
50	Athene Global Funding (a)	1.608	06/29/26	42,810
200	Australia & New Zealand Banking Group Ltd. (Australia) (a)	2.57	11/25/35	152,090
150	Aviation Capital Group LLC (a)	6.25	04/15/28	149,794
200	Banco de Credito e Inversiones SA (Chile) (a)	2.875	10/14/31	165,857
400	Banco Santander SA (Spain)	1.722	09/14/27	347,556
200	Banco Santander SA (Spain)	4.175	03/24/28	187,344
300	Bank Hapoalim BM (Israel) (a)	3.255	01/21/32	257,919
875	Bank of America Corp.	2.687	04/22/32	725,511
275	Bank of America Corp.	3.846	03/08/37	235,331
325	Bank of America Corp.	4.376	04/27/28	312,253
425	Bank of America Corp.	4.571	04/27/33	399,804
550	Bank of Ireland Group PLC (Ireland) (a)	2.029	09/30/27	476,355
250	Bank of Montreal (Canada)	5.203	02/01/28	250,042
250	BPCE SA (France) (a)	3.116	10/19/32	193,218
250	BPCE SA (France) (a)	3.648	01/14/37	198,886
400	BPCE SA (France) (a)	5.15	07/21/24	392,886
500	CaixaBank SA (Spain) (a)	6.208	01/18/29	499,257
75	Capital One Financial Corp.	5.468	02/01/29	71,897
275	Capital One Financial Corp.	5.817	02/01/34	262,499
250	Charles Schwab Corp., Series G	5.375	06/01/25(d)	240,180
400	CI Financial Corp. (Canada)	4.10	06/15/51	243,713
425	Citigroup, Inc.	3.057	01/25/33	355,017
575	Citigroup, Inc.	3.785	03/17/33	508,313
150	CNO Global Funding (a)	1.75	10/07/26	132,596
105	Coinbase Global, Inc. (a)	3.375	10/01/28	70,324
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	199,275
325	Corporate Office Properties LP	2.75	04/15/31	247,319
150	Deutsche Bank AG (Germany)	2.222	09/18/24	148,113
200	Extra Space Storage LP	3.90	04/01/29	182,458
375	F&G Annuities & Life, Inc. (a)	7.40	01/13/28	374,893
300	First-Citizens Bank & Trust Co.	2.969	09/27/25	283,866
675	Global Atlantic Fin Co. (a)	4.40	10/15/29	569,946
350	Goldman Sachs Group, Inc.	2.615	04/22/32	287,140
175	Goldman Sachs Group, Inc.	2.64	02/24/28	158,919

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$200	Grupo Aval Ltd. (Colombia) (a)	4.375%	02/04/30	$157,063
375	High Street Funding Trust I (a)	4.111	02/15/28	349,128
475	Intact Financial Corp. (Canada) (a)	5.459	09/22/32	473,594
250	Intesa Sanpaolo SpA (Italy) (a)	7.00	11/21/25	252,440
175	Jefferies Financial Group, Inc.	2.625	10/15/31	135,832
625	JPMorgan Chase & Co.	1.953	02/04/32	498,191
50	JPMorgan Chase & Co.	3.964	11/15/48	41,171
200	JPMorgan Chase & Co.	4.565	06/14/30	192,366
75	KKR Group Finance Co. XII LLC (a)	4.85	05/17/32	70,745
400	LeasePlan Corp. NV (Netherlands) (a)	2.875	10/24/24	381,243
275	Life Storage LP	2.40	10/15/31	218,287
225	Macquarie Group Ltd. (Australia) (a)	2.871	01/14/33	179,910
300	Marsh & McLennan Cos., Inc.	5.875	08/01/33	318,421
200	MDGH GMTN RSC Ltd. (United Arab Emirates) (a)	4.50	11/07/28	198,056
150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	129,722
325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30	253,599
200	Nordea Bank Abp (Finland) (a)	5.375	09/22/27	197,599
200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30	182,438
125	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)	3.875	03/01/31	101,470
350	Sabra Health Care LP	3.20	12/01/31	261,505
250	Santander UK Group Holdings PLC (United Kingdom)	6.833	11/21/26	250,712
225	Shinhan Bank Co. Ltd. (Korea, Republic of) (a)	4.00	04/23/29	205,138
125	Stewart Information Services Corp.	3.60	11/15/31	96,222
200	Swedbank AB (Sweden) (a)	3.356	04/04/25	191,388
275	Synchrony Bank	5.625	08/23/27	258,297
175	Synovus Financial Corp.	5.20	08/11/25	166,744
200	Toronto-Dominion Bank (Canada)	8.125	10/31/82	203,676
475	UBS Group AG (Switzerland) (a)	9.016	11/15/33	569,708
350	UniCredit SpA (Italy) (a)	7.83	12/04/23	352,104
125	VICI Properties LP/VICI Note Co., Inc. (a)	5.75	02/01/27	122,464
100	Westpac Banking Corp. (Australia)	2.668	11/15/35	76,819
				17,295,848
	Health Care (1.1%)
275	Adventist Health System	5.43	03/01/32	272,804
225	CommonSpirit Health	6.073	11/01/27	229,469
				502,273
	Industrials (4.1%)
150	Berry Global, Inc. (a)	5.50	04/15/28	147,741
125	Boeing Co.	2.95	02/01/30	108,735

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$125	Boeing Co.	3.25%	02/01/35	$101,435
	225	McCormick & Co., Inc.	4.95	04/15/33	220,939
	400	Micron Technology, Inc.	5.875	09/15/33	396,585
	396	National Fuel Gas Co.	2.95	03/01/31	317,106
	300	Silgan Holdings, Inc. (a)	1.40	04/01/26	265,221
EUR	100	Standard Industries, Inc. (a)	2.25	11/21/26	97,185
	$350	VICI Properties LP/VICI Note Co., Inc. (a)	3.875	02/15/29	307,462
					1,962,409
		Technology (3.6%)
	125	Apple, Inc.	2.375	02/08/41	92,290
	400	Apple, Inc.	2.95	09/11/49	297,801
	75	Broadcom, Inc. (a)	3.187	11/15/36	56,724
	250	Dell International LLC/EMC Corp. (a)	3.45	12/15/51	167,899
	100	Intel Corp.	2.80	08/12/41	71,342
	75	Intel Corp.	3.25	11/15/49	52,947
	100	Intel Corp.	5.90	02/10/63	103,360
	150	International Business Machines Corp.	2.85	05/15/40	110,120
	300	Kyndryl Holdings, Inc.	2.70	10/15/28	244,267
	150	Microsoft Corp.	2.525	06/01/50	103,857
	175	NXP BV/NXP Funding LLC/NXP USA, Inc. (China)	2.65	02/15/32	141,777
	200	Oracle Corp.	3.60	04/01/50	143,028
	75	Oracle Corp.	3.85	07/15/36	62,643
	75	Oracle Corp.	5.55	02/06/53	72,680
					1,720,735
		Utilities (11.2%)
	125	AEP Transmission Co. LLC	5.40	03/15/53	128,722
	225	Alliant Energy Finance LLC (a)	3.60	03/01/32	196,017
	200	APA Infrastructure Ltd. (Australia) (a)	4.20	03/23/25	193,966
	350	Berkshire Hathaway Energy Co.	2.85	05/15/51	226,714
	50	Berkshire Hathaway Energy Co.	4.60	05/01/53	42,902
	175	Cleveland Electric Illuminating Co. (a)	4.55	11/15/30	165,444
	59	Consumers Energy Co.	2.50	05/01/60	34,040
	175	Dominion Energy, Inc.	5.375	11/15/32	175,712
	175	DTE Electric Co.	2.95	03/01/50	119,292
	50	Duke Energy Corp.	5.00	08/15/52	45,754
	247	Duke Energy Indiana LLC	2.75	04/01/50	158,131
	275	EDP Finance BV (Portugal) (a)	6.30	10/11/27	282,439
	200	Enel Finance America LLC (Italy) (a)	2.875	07/12/41	131,788
	100	Entergy Texas, Inc.	3.55	09/30/49	74,231
	275	Fells Point Funding Trust (a)	3.046	01/31/27	252,985

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$200	Georgia Power Co.	4.95%	05/17/33	$197,523
50	Indiana Michigan Power Co.	4.25	08/15/48	42,188
150	Interstate Power and Light Co.	2.30	06/01/30	124,891
100	Interstate Power and Light Co.	3.50	09/30/49	73,097
325	ITC Holdings Corp. (a)	4.95	09/22/27	320,179
125	Jersey Central Power & Light Co. (a)	2.75	03/01/32	103,226
125	New England Power Co. (United Kingdom) (a)	5.936	11/25/52	130,823
125	NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	107,239
350	NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	303,695
75	NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	49,428
175	NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	172,392
150	Northern States Power Co.	2.90	03/01/50	103,537
150	Pacific Gas & Electric Co.	3.30	08/01/40	101,258
125	PECO Energy Co.	3.05	03/15/51	86,614
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	123,805
200	Public Service Enterprise Group, Inc.	2.45	11/15/31	161,851
150	Southern California Edison Co.	4.00	04/01/47	119,320
175	Southern California Edison Co.	5.875	12/01/53	178,658
100	Union Electric Co.	3.90	04/01/52	81,756
100	Virginia Electric & Power Co.	2.45	12/15/50	60,015
175	Virginia Electric & Power Co.	2.95	11/15/51	117,338
50	Virginia Electric & Power Co., Series C	4.625	05/15/52	44,322
275	Vistra Operations Co. LLC (a)	4.875	05/13/24	269,949
				5,301,241
	Total Corporate Bonds (Cost $46,696,761)			42,246,945
	Sovereign (0.4%)
	Energy (0.4%)
194	Petroleos Mexicanos (Mexico) (a) (Cost $189,538)	10.00	02/07/33	177,873
	Short-Term Investments (4.9%)
	U.S. Treasury Security (1.8%)
889	U.S. Treasury Bill (e)(f) (Cost $871,109)	5.010	11/30/23	869,762

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (3.1%)
1,459	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $1,459,102)		$1,459,102
	Total Short-Term Investments (Cost $2,330,211)		2,328,864
	Total Investments (Cost $50,347,109) (g)(h)	96.7%	45,914,248
	Other Assets in Excess of Liabilities	3.3	1,578,778
	Net Assets	100.0%	$47,493,026

  SOFR  Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Floating or variable rate securities: The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (c)  Capital appreciation bond.

  (d)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

  (e)  Rate shown is the yield to maturity at June 30, 2023.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (g)  Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts and futures contracts.

  (h)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $476,116 and the aggregate gross unrealized depreciation is $4,899,232, resulting in net unrealized depreciation of $4,423,116.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	GBP	203,256	$257,128	08/10/23	$(1,069)
Westpac Banking Corp.	EUR	251,983	$279,222	08/10/23	3,773
					$2,704

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2023 (unaudited) continued

FUTURES CONTRACTS:

The Fund had the following futures contracts open at June 30, 2023:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note (United States)	21	Sep-23		$4,000	$4,270,219	$(57,353)
U.S. Treasury 5 yr. Note (United States)	8	Sep-23		1,000	856,750	(12,550)
U.S. Treasury Long Bond (United States)	35	Sep-23		4,000	4,441,719	(16,143)
U.S. Treasury Ultra Long Bond (United States)	11	Sep-23		1,000	1,498,406	18,253
Short:
German Euro-Bund Index (Germany)	1	Sep-23	EUR	(100)	(145,937)	338
U.S. Treasury 10 yr. Note (United States)	27	Sep-23		$(3,000)	(3,031,172)	54,470
U.S. Treasury 10 yr. Ultra Note (United States)	21	Sep-23		(2,000)	(2,487,188)	20,026
						$7,041

EUR  Euro

GBP  British Pound

USD  United States Dollar

LONG TERM CREDIT ANALYSIS+
AAA	5.3%
AA	10.2
A	28.9
BBB	47.3
BB	2.5
B or Below	5.5
Not Rated	0.3
	100.0	%++

+  The ratings shown is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long/short futures contracts with a value of $16,731,391 and net unrealized appreciation of $7,041. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $2,704.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investments in securities, at value*	$44,455,146
Investments in affiliates, at value**	1,459,102
Total investments in securities, at value	45,914,248
Foreign currency, at value***	21,093
Unrealized appreciation on open foreign currency forward exchange contracts	3,773
Receivable for:
Investments sold	1,021,508
Interest	513,781
Shares of beneficial interest sold	206,485
Variation margin on open futures contracts	27,409
Due from Adviser	25,302
Dividends from affiliate	7,008
Prepaid expenses and other assets	10,805
Total Assets	47,751,412
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	1,069
Payable for:
Distribution fee (Class Y Shares)	5,486
Trustees' fees	5,100
Administration fee	3,145
Shares of beneficial interest redeemed	132
Accrued expenses and other payables	243,454
Total Liabilities	258,386
Net Assets	$47,493,026
Composition of Net Assets:
Paid-in-Capital	$55,843,282
Total Accumulated Loss	(8,350,256)
Net Assets	$47,493,026
* Cost	$48,888,007
** Affiliated Cost	$1,459,102
*** Foreign Currency Cost	$20,158
Class X Shares:
Net Assets	$20,871,506
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,322,537
Net Asset Value Per Share	$8.99
Class Y Shares:
Net Assets	$26,621,520
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,968,385
Net Asset Value Per Share	$8.97

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statement of Operations
For the six months ended June 30, 2023 (unaudited)

Net Investment Income:
Income
Interest (net of $79 foreign withholding tax)	$1,156,854
Dividends from affiliates (Note 8)	23,338
Total Income	1,180,192
Expenses
Advisory fee (Note 4)	103,629
Professional fees	74,459
Distribution fee (Class Y Shares) (Note 5)	34,057
Administration fee (Note 4)	19,739
Shareholder reports and notices	15,373
Custodian fees (Note 7)	11,332
Trustees' fees and expenses	2,699
Transfer agent fees (Note 6)	2,143
Other	109,304
Total Expenses	372,735
Less: amounts waived (Note 4)	(153,629)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 8)	(710)
Net Expenses	218,396
Net Investment Income	961,796
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(1,877,243)
Foreign currency forward exchange contracts	(51,063)
Foreign currency translation	6
Futures contracts	(135,753)
Net Realized Loss	(2,064,053)
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,805,896
Foreign currency forward exchange contracts	38,461
Foreign currency translation	149
Futures contracts	13,943
Net Change in Unrealized Appreciation (Depreciation)	2,858,449
Net Gain	794,396
Net Increase in Net Assets Resulting from Operations	$1,756,192

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets

	For The Six Months Ended June 30, 2023	For The Year Ended December 31, 2022
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$961,796	$1,593,928
Net realized loss	(2,064,053)	(4,468,050)
Net change in unrealized appreciation (depreciation)	2,858,449	(8,028,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,756,192	(10,902,647)
Dividends and Distributions to Shareholders:
Class X Shares	—	(921,020)
Class Y Shares	—	(1,000,579)
Total Dividends and Distributions to Shareholders	—	(1,921,599)
Net decrease from transactions in shares of beneficial interest	(4,250,729)	(5,976,162)
Net Decrease	(2,494,537)	(18,800,408)
Net Assets:
Beginning of Period	49,987,563	68,787,971
End of Period	$47,493,026	$49,987,563

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	For The Six Months Ended June 30, 2023	For The Year Ended December 31, 2022
	(unaudited)
Class X Shares
Shares
Sold	14,818	54,901
Reinvestment of dividends and distributions	—	103,953
Redeemed	(279,325)	(481,354)
Net Decrease - Class X	(264,507)	(322,500)
Amount
Sold	$133,849	$492,276
Reinvestment of dividends and distributions	—	921,020
Redeemed	(2,497,728)	(4,500,424)
Net Decrease - Class X	$(2,363,879)	$(3,087,128)
Class Y Shares
Shares
Sold	28,762	157,246
Reinvestment of dividends and distributions	—	112,932
Redeemed	(240,085)	(565,042)
Net Decrease - Class Y	(211,323)	(294,864)
Amount
Sold	$258,002	$1,435,377
Reinvestment of dividends and distributions	—	1,000,579
Redeemed	(2,144,852)	(5,324,990)
Net Decrease - Class Y	$(1,886,850)	$(2,889,034)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The Trust consists of Income Plus Portfolio (the "Fund"). The Trust was organized on February 25, 1983 as a Massachusetts business trust and the Fund commenced operations on March 1, 1987. The Fund is classified as diversified and seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

On June 5, 2000, the Trust commenced offering one additional class of shares (Class Y shares). The Fund currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the New York Stock Exchange ("NYSE"); (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Securities	$—	$1,160,566	$—	$1,160,566
Corporate Bonds	—	42,246,945	—	42,246,945
Sovereign	—	177,873	—	177,873
Total Fixed Income Securities	—	43,585,384	—	43,585,384
Short-Term Investments
U.S. Treasury Security	—	869,762	—	869,762
Investment Company	1,459,102	—	—	1,459,102
Total Short-Term Investments	1,459,102	869,762	—	2,328,864
Foreign Currency Forward Exchange Contract	—	3,773	—	3,773
Futures Contracts	93,087	—	—	93,087
Total Assets	1,552,189	44,458,919	—	46,011,108
Liabilities:
Foreign Currency Forward Exchange Contract	—	(1,069)	—	(1,069)
Futures Contracts	(86,046)	—	—	(86,046)
Total Liabilities	(86,046)	(1,069)	—	(87,115)
Total	$1,466,143	$44,457,850	$—	$45,923,993

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$93,087	(a)	Variation margin on open futures contracts	$(86,046	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	3,773		Unrealized depreciation on open foreign currency forward exchange contracts	(1,069)
		$96,860			$(87,115)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure of the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(135,753)	$—
Currency Risk	—	(51,063)
Total	$(135,753)	$(51,063)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$13,943	$—
Currency Risk	—	38,461
Total	$13,943	$38,461

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$3,773	$(1,069)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Westpac Banking Corp.	$3,773	$—	$—	$3,773
GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$1,069	$—	$—	$1,069

For the six months ended June 30, 2023, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$520,723
Futures Contracts:
Average monthly notional value	$20,398,996

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

The Adviser also serves as the Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

The Fund's Adviser and Administrator have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75%with respect to Class X shares and 1.00%with respect to Class Y shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements and may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. For the six months ended June 30, 2023, $153,629 of advisory fees were waived by the Adviser pursuant to this arrangement.

Under a Sub-Administration agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Trust are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of the Fund bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Fund of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees" in the Statement of Operations, amounted to $0.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Security Transactions and Transactions with Affiliates

The Fund's cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2023, aggregated $18,697,005 and $24,517,740, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by $710 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2022	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2023
Liquidity Funds	$535,663	$7,907,718	$6,984,279	$23,338	$—	$—	$1,459,102

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

At June 30, 2023, the accrued pension liability reflected as "Trustees' fees" in the Statement of Assets and Liabilities for the Fund is $5,100.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Trust.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 DISTRIBUTIONS PAID FROM:		2021 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$930,980	$990,619	$4,529,993	$2,790,042

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022 , the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,670,027	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $2,162,410 and $2,193,075, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

10. Market Risk and Risks Relating to Certain Financial Instruments

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2023 (unaudited) continued

occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

11. Credit Facility

The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six-months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

12. Other

At June 30, 2023, the Trust had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Trust. The aggregate percentage of such owners was 95.8%.

13. Subsequent Event

On April 10, 2023, the Trustees of the Trust approved a Plan of Liquidation with respect to the Fund. The liquidation of the Fund will occur only if pursuant to the Plan of Liquidation is approved by shareholders. If shareholder approval is obtained, the Fund will suspend the offering of its shares to all investors at the close of business on or about July 26, 2023 and the liquidation is expected to occur on or about July 28, 2023 ("Liquidation Date"). Subject to shareholder approval and pursuant to the Fund's Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied or provided for, the remaining proceeds will be distributed to the Fund's remaining shareholders of record (in this case insurance company separate accounts) equal to their proportionate interest in the Fund, and all of the issued and outstanding shares of the Fund will be redeemed on the Liquidation Date.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
CLASS X SHARES
2018	$11.51	$0.36	$(0.82)	$(0.46)	$(0.38)	$(0.24)	$(0.62)
2019	10.43	0.35	1.30	1.65	(0.41)	—	(0.41)
2020	11.67	0.27	0.94	1.21	(0.40)	(0.25)	(0.65)
2021	12.23	0.22	(0.44)	(0.22)	(0.40)	(0.83)	(1.23)
2022	10.78	0.28	(2.05)	(1.77)	(0.17)	(0.17)	(0.34)
2023 (6)	8.67	0.18	0.14	0.32	—	—	—
CLASS Y SHARES
2018	11.49	0.33	(0.82)	(0.49)	(0.35)	(0.24)	(0.59)
2019	10.41	0.33	1.30	1.63	(0.38)	—	(0.38)
2020	11.66	0.24	0.93	1.17	(0.37)	(0.25)	(0.62)
2021	12.21	0.19	(0.43)	(0.24)	(0.37)	(0.83)	(1.20)
2022	10.77	0.25	(2.04)	(1.79)	(0.14)	(0.17)	(0.31)
2023 (6)	8.67	0.17	0.13	0.30	—	—	—

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Amount is less than 0.005%.

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2023
Class X	1.37%	3.41%
Class Y	1.62	3.16
December 31, 2022
Class X	1.02	2.72
Class Y	1.27	2.47
December 31, 2021
Class X	0.88	1.88
Class Y	1.13	1.63

(6)  For the six months ended June 30, 2023 (unaudited).

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(2)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
CLASS X SHARES
2018		$10.43	(4.01)%	$38,430	0.78	%(3)	3.27	%(3)	0.00	%(4)	47%
2019		11.67	15.96	37,676	0.81	(3)	3.15	(3)	0.00	(4)	72
2020		12.23	10.63	36,562	0.91	(3)	2.27	(3)	0.00	(4)	144
2021		10.78	(1.87)	31,376	0.81	(3)(5)	1.95	(3)(5)	0.00	(4)	107
2022		8.67	(16.47)	22,435	0.75	(3)(5)	2.99	(3)(5)	0.00	(4)	87
2023	(6)	8.99	3.69 (7)	20,872	0.75	(3)(5)(8)	4.03	(3)(5)(8)	0.00	(4)(8)	40	(7)
CLASS Y SHARES
2018		10.41	(4.31)	38,832	1.03	(3)	3.02	(3)	0.00	(4)	47
2019		11.66	15.78	41,004	1.06	(3)	2.90	(3)	0.00	(4)	72
2020		12.21	10.27	39,867	1.16	(3)	2.02	(3)	0.00	(4)	144
2021		10.77	(2.04)	37,412	1.06	(3)(5)	1.70	(3)(5)	0.00	(4)	107
2022		8.67	(16.66)	27,553	1.00	(3)(5)	2.74	(3)(5)	0.00	(4)	87
2023	(6)	8.97	3.46 (7)	26,622	1.00	(3)(5)(8)	3.78	(3)(5)(8)	0.00	(4)(8)	40	(7)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2023 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was lower

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2023 (unaudited) continued

than its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were acceptable and (ii) management fee was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2023 (unaudited) continued

Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Liquidity Risk Management Program ◼ June 30, 2023 (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Trustees
Frank L. Bowman	Dr. Manuel H. Johnson
Frances L. Cashman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Patricia A. Maleski
Eddie A. Grier	W. Allen Reed,
Jakki L. Haussler	Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent	Custodian
SS&C Global Investor & Distribution Solutions, Inc. P.O. Box 219804 Kansas City, Missouri 64121-9804	State Street Bank and Trust Company One Congress Street Boston, Massachusetts 02114
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Perkins Coie LLP 1155 Avenue of the Americas, 22nd Floor New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036

                               Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40113A

VARINSAN
5836056 EXP 08.31.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
August 17, 2023